Private Placement (Details) - Private Placement [Member] - COLOMBIER ACQUISITION CORP. II [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Private Placement [Line Items]
Purchase of aggregate shares | shares	5,000,000
Ordinary share price | $ / shares	$ 1
Aggregate purchase price | $	$ 5,000,000
Number of warrant shares | shares	1
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Ordinary share price | $ / shares	$ 11.5